3. Sulfatos Acquisition (Details 1) (Sulfatos Chile Member, USD $)	Feb. 15, 2012
Sulfatos Chile Member
Working Capital Items
Cash and cash equivalents	$ 892,294
Prepaid expenses and other	764,551
Accounts payable and accrued liabilities	(447,343)
Notes payable	(2,580,399)
Subtotal-Working Capital Items	(1,370,897)
Long-lived Assets:
Land	549,310
Mining property	3,492,824
FFE and Equipment	3,289,521
Subtotal-long-lived assets	7,331,655
Total value of acquisition	5,960,758
Value of acquisition allocated to additional paid-in capital	2,696,455
Value of acquisition allocated to minority interest	$ 3,264,303